DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	136,202	75,957
US alternative minimum tax credits	1,790	1,906
Other temporary timing differences	57,986	38,960
US state credit carryforwards	4,015	2,753
Unrecognised deferred tax assets	$ 208,286	$ 127,869